Income Taxes Disclosure: Schedule of Components of Income Tax Expense (Benefit) (Tables)	12 Months Ended
Jan. 31, 2020
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)

	January 31, 2020	January 31, 2019
Net loss	$(321,592)	$(134,062)
Statutory income tax rate	21%	21%
Expected in tax recovery at statutory income tax rates	67,000	28,100
Permanent differences and other	--	--
Difference in foreign tax rates, foreign exchange, other	(12,000)	(12,000)
Other	9,000	18,900
Adjustment to prior year provisions versus statutory tax returns	4,000	18,000
Change in valuation allowance	84,000	41,000
Income tax recovery	$--	$--